Victory Pioneer Select Mid Cap Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell Midcap® Growth Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.64%	6.65%	12.49%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	13.49%	4.35%	11.13%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.05%	2.41%	9.12%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.15%	3.12%	8.73%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	18.60%	4.76%	10.91%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	20.80%	5.95%	12.18%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	20.67%	5.82%	12.04%